UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2011 (Unaudited)

Gateway Fund

Shares	Description	Value (†)

Common Stocks – 94.9% of Net Assets

	Aerospace & Defense – 2.5%
507,836	Boeing Co. (The)(b)	$30,729,156
158,067	Goodrich Corp.(b)	19,075,526
455,135	Honeywell International, Inc.(b)	19,984,978
404,545	Raytheon Co.(b)	16,533,754
551,922	United Technologies Corp.(b)	38,833,232

		125,156,646

	Air Freight & Logistics – 0.9%
748,373	United Parcel Service, Inc., Class B(b)	47,259,755

	Airlines – 0.0%
45,763	AMR Corp.(b)(c)	135,458

	Auto Components – 0.0%
162,452	Cooper Tire & Rubber Co.(b)	1,769,102

	Automobiles – 0.2%
1,226,979	Ford Motor Co.(b)(c)	11,864,887

	Beverages – 2.5%
1,078,575	Coca-Cola Co. (The)(b)	72,868,527
865,211	PepsiCo, Inc.(b)	53,556,561

		126,425,088

	Biotechnology – 1.2%
537,802	Amgen, Inc.(b)	29,552,220
128,705	Biogen Idec, Inc.(b)(c)	11,988,871
20,692	Cephalon, Inc.(b)(c)	1,669,844
321,745	Gilead Sciences, Inc.(b)(c)	12,483,706
61,711	Human Genome Sciences, Inc.(b)(c)	783,113
298,241	PDL BioPharma, Inc.(b)	1,655,237

		58,132,991

	Capital Markets – 1.7%
884,969	Charles Schwab Corp. (The)(b)	9,973,601
378,265	Eaton Vance Corp.(b)	8,423,961
319,253	Goldman Sachs Group, Inc. (The)(b)	30,185,371
668,770	Legg Mason, Inc.(b)	17,194,077
1,038,932	Morgan Stanley(b)	14,025,582
70,571	TD Ameritrade Holding Corp.(b)	1,037,747
193,641	Waddell & Reed Financial, Inc., Class A(b)	4,842,961

		85,683,300

	Chemicals – 1.8%
989,890	Dow Chemical Co. (The)(b)	22,232,929
819,271	E.I. du Pont de Nemours & Co.(b)	32,746,262
227,597	Eastman Chemical Co.(b)	15,597,222
126,239	Monsanto Co.(b)	7,579,390
416,346	Olin Corp.(b)	7,498,392

Shares	Description	Value (†)

Common Stocks – continued

	Chemicals – continued
312,996	RPM International, Inc.(b)	$5,853,025
		91,507,220
	Commercial Banks – 2.3%
169,647	Associated Banc-Corp(b)	1,577,717
130,602	FirstMerit Corp.(b)	1,483,639
175,126	Old National Bancorp(b)	1,632,174
12,125	Toronto-Dominion Bank (The)(b)	860,269
1,309,144	U.S. Bancorp(b)	30,817,250
3,266,567	Wells Fargo & Co.(b)	78,789,596
		115,160,645
	Commercial Services & Supplies – 0.5%
313,917	Avery Dennison Corp.(b)	7,873,038
76,741	Deluxe Corp.(b)	1,427,383
252,002	R. R. Donnelley & Sons Co.(b)	3,558,268
433,025	Waste Management, Inc.(b)	14,099,294
		26,957,983
	Communications Equipment – 2.0%
2,354,708	Cisco Systems, Inc.(b)	36,474,427
189,614	Motorola Mobility Holdings, Inc.(b)(c)	7,163,617
222,381	Motorola Solutions, Inc.(b)	9,317,764
31,156	Plantronics, Inc.(b)	886,388
993,073	QUALCOMM, Inc.(b)	48,293,140
		102,135,336
	Computers & Peripherals – 4.1%
456,144	Apple, Inc.(b)(c)	173,872,970
422,716	Dell, Inc.(b)(c)	5,981,431
127,517	EMC Corp.(b)(c)	2,676,582
1,104,906	Hewlett-Packard Co.(b)	24,805,140
		207,336,123
	Consumer Finance – 0.6%
357,575	American Express Co.(b)	16,055,118
587,193	Discover Financial Services(b)	13,470,207
		29,525,325
	Containers & Packaging – 0.1%
116,207	Sonoco Products Co.(b)	3,280,524

	Distributors – 0.3%
289,418	Genuine Parts Co.(b)	14,702,434

	Diversified Financial Services – 2.9%
3,606,010	Bank of America Corp.(b)	22,068,781
1,065,880	Citigroup, Inc.(b)	27,307,846
77,652	CME Group, Inc., Class A(b)	19,133,453
2,510,111	JPMorgan Chase & Co.(b)	75,604,543
169,784	NYSE Euronext(b)	3,945,780
		148,060,403
	Diversified Telecommunication Services – 3.8%
3,719,000	AT&T, Inc.(b)	106,065,880

Shares	Description	Value (†)

Common Stocks – continued

	Diversified Telecommunication Services – continued
1,343,912	Frontier Communications Corp.(b)	$8,211,302
2,052,974	Verizon Communications, Inc.(b)	75,549,443
		189,826,625
	Electric Utilities – 1.8%
2,006,558	Duke Energy Corp.(b)	40,111,094
78,779	Hawaiian Electric Industries, Inc.(b)	1,912,754
1,028,039	Pepco Holdings, Inc.(b)	19,450,498
585,922	Progress Energy, Inc.(b)	30,303,886
		91,778,232
	Electrical Equipment – 0.5%
546,701	Emerson Electric Co.(b)	22,584,218
100,018	Hubbell, Inc., Class B(b)	4,954,892
		27,539,110
	Electronic Equipment, Instruments & Components – 0.4%
1,097,688	Corning, Inc.(b)	13,567,424
265,407	TE Connectivity Ltd.(b)	7,468,553
		21,035,977
	Energy Equipment & Services – 2.1%
236,602	Baker Hughes, Inc.(b)	10,921,548
59,772	CARBO Ceramics, Inc.(b)	6,128,423
20,844	Diamond Offshore Drilling, Inc.(b)	1,141,001
740,312	Halliburton Co.(b)	22,594,322
486,848	Patterson-UTI Energy, Inc.(b)	8,441,944
854,363	Schlumberger Ltd.(b)	51,031,102
125,788	Tidewater, Inc.(b)	5,289,386
		105,547,726
	Food & Staples Retailing – 1.6%
863,089	CVS Caremark Corp.(b)	28,982,529
185,500	SUPERVALU, Inc.(b)	1,235,430
968,359	Wal-Mart Stores, Inc.(b)	50,257,832
		80,475,791
	Food Products – 1.5%
795,128	ConAgra Foods, Inc.(b)	19,258,000
1,285,453	Kraft Foods, Inc., Class A(b)	43,165,512
751,063	Sara Lee Corp.(b)	12,279,880
		74,703,392
	Gas Utilities – 0.7%
190,728	National Fuel Gas Co.(b)	9,284,639
78,973	Nicor, Inc.(b)	4,344,305
250,900	Oneok, Inc.(b)	16,569,436
132,988	WGL Holdings, Inc.(b)	5,195,841
		35,394,221
	Health Care Equipment & Supplies – 1.3%
423,230	Baxter International, Inc.(b)	23,760,132
499,003	Boston Scientific Corp.(b)(c)	2,949,108
127,513	Covidien PLC(b)	5,623,323

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Equipment & Supplies – continued
39,971	Intuitive Surgical, Inc.(b)(c)	$14,560,636
537,335	Medtronic, Inc.(b)	17,861,015
		64,754,214
	Health Care Providers & Services – 2.0%
512,451	Aetna, Inc.(b)	18,627,594
193,975	Coventry Health Care, Inc.(b)(c)	5,588,420
169,921	HCA Holdings, Inc.(b)(c)	3,425,607
314,649	Medco Health Solutions, Inc.(b)(c)	14,753,892
842,419	UnitedHealth Group, Inc.(b)	38,852,364
114,280	Universal Health Services, Inc., Class B(b)	3,885,520
262,071	WellPoint, Inc.(b)	17,107,995
		102,241,392
	Health Care Technology – 0.1%
30,692	Quality Systems, Inc.(b)	2,977,124

	Hotels, Restaurants & Leisure – 1.8%
715,082	International Game Technology(b)	10,390,141
70,467	Las Vegas Sands Corp.(b)(c)	2,701,705
812,641	McDonald’s Corp.(b)	71,366,133
56,179	Tim Hortons, Inc.(b)	2,599,964
271,449	Wendy’s Co. (The)(b)	1,245,951
18,597	Wynn Resorts Ltd.(b)	2,140,143
		90,444,037
	Household Durables – 0.7%
578,219	Leggett & Platt, Inc.(b)	11,442,954
571,545	Newell Rubbermaid, Inc.(b)	6,784,239
70,877	Toll Brothers, Inc.(b)(c)	1,022,755
220,249	Tupperware Brands Corp.(b)	11,836,181
101,757	Whirlpool Corp.(b)	5,078,692
		36,164,821
	Household Products – 2.1%
209,806	Colgate-Palmolive Co.(b)	18,605,596
215,142	Kimberly-Clark Corp.(b)	15,277,234
1,116,096	Procter & Gamble Co. (The)(b)	70,514,945
		104,397,775
	Industrial Conglomerates – 2.1%
334,013	3M Co.(b)	23,978,793
5,104,766	General Electric Co.(b)	77,796,634
156,132	Tyco International Ltd.(b)	6,362,379
		108,137,806
	Insurance – 2.4%
55,655	Aegon NV, NY Registered Shares, Sponsored ADR(b)(c)	225,403
174,754	Aflac, Inc.(b)	6,107,652
645,415	Allstate Corp. (The)(b)	15,289,881
166,580	American International Group, Inc.(b)(c)	3,656,431
95,694	AON Corp.(b)	4,017,234
295,389	Arthur J. Gallagher & Co.(b)	7,768,731
200,487	Berkshire Hathaway, Inc., Class B(b)(c)	14,242,596

Shares	Description	Value (†)

Common Stocks – continued

	Insurance – continued
445,567	Fidelity National Financial, Inc., Class A(b)	$6,763,707
44,781	Kemper Corp.(b)	1,072,953
469,592	Lincoln National Corp.(b)	7,339,723
487,587	Marsh & McLennan Cos., Inc.(b)	12,940,559
92,225	Mercury General Corp.(b)	3,536,829
517,797	Old Republic International Corp.(b)	4,618,749
164,474	Principal Financial Group, Inc.(b)	3,728,626
313,424	Travelers Cos., Inc. (The)(b)	15,273,152
724,875	XL Group PLC(b)	13,627,650
		120,209,876
	Internet & Catalog Retail – 0.9%
208,386	Amazon.com, Inc.(b)(c)	45,059,305

	Internet Software & Services – 2.2%
245,969	Akamai Technologies, Inc.(b)(c)	4,889,864
66,697	AOL, Inc.(b)(c)	800,364
22,652	Baidu, Inc., Sponsored ADR(b)(c)	2,421,726
743,541	eBay, Inc.(b)(c)	21,927,024
141,419	Google, Inc., Class A(b)(c)	72,743,105
198,866	VeriSign, Inc.(b)	5,689,556
		108,471,639
	IT Services – 4.1%
683,334	Automatic Data Processing, Inc.(b)	32,219,198
159,578	Broadridge Financial Solutions, Inc.(b)	3,213,901
337,430	Cognizant Technology Solutions Corp., Class A(b)(c)	21,156,861
256,064	Fidelity National Information Services, Inc.(b)	6,227,476
560,768	International Business Machines Corp.(b)	98,151,223
32,426	Lender Processing Services, Inc.(b)	443,912
813,267	Paychex, Inc.(b)	21,445,851
144,379	Visa, Inc., Class A(b)	12,376,168
848,956	Western Union Co.(b)	12,980,537
		208,215,127
	Leisure Equipment & Products – 0.4%
393,969	Eastman Kodak Co.(b)(c)	307,335
735,373	Mattel, Inc.(b)	19,038,807
		19,346,142
	Machinery – 2.9%
275,627	Caterpillar, Inc.(b)	20,352,298
325,407	Cummins, Inc.(b)	26,572,736
335,578	Deere & Co.(b)	21,668,271
556,489	Eaton Corp.(b)	19,755,360
234,835	Parker Hannifin Corp.(b)	14,825,134
108,640	Pentair, Inc.(b)	3,477,566
106,186	Snap-on, Inc.(b)	4,714,658
175,366	SPX Corp.(b)	7,945,833
429,890	Stanley Black & Decker, Inc.(b)	21,107,599
194,217	Timken Co. (The)(b)	6,374,202
		146,793,657

Shares	Description	Value (†)

Common Stocks – continued

	Media – 2.2%
697,127	News Corp., Class B(b)	$10,868,210
345,030	Omnicom Group, Inc.(b)	12,710,905
262,771	Time Warner Cable, Inc.(b)	16,467,859
765,095	Time Warner, Inc.(b)	22,929,897
70,387	Virgin Media, Inc.(b)	1,713,923
1,534,816	Walt Disney Co. (The)(b)	46,290,051
		110,980,845
	Metals & Mining – 0.8%
1,389,057	Alcoa, Inc.(b)	13,293,275
95,487	Cia Siderurgica Nacional S.A., Sponsored ADR(b)	758,167
318,097	Freeport-McMoRan Copper & Gold, Inc.(b)	9,686,054
386,415	Gerdau S.A., Sponsored ADR(b)	2,755,139
284,859	Nucor Corp.(b)	9,012,939
183,041	Southern Copper Corp.(b)	4,574,195
62,688	Steel Dynamics, Inc.(b)	621,865
117,586	Worthington Industries, Inc.(b)	1,642,676
		42,344,310
	Multi Utilities – 2.0%
624,100	Ameren Corp.(b)	18,579,457
250,369	CenterPoint Energy, Inc.(b)	4,912,240
540,450	Consolidated Edison, Inc.(b)	30,816,459
279,813	Integrys Energy Group, Inc.(b)	13,604,508
135,552	OGE Energy Corp.(b)	6,478,030
775,455	Public Service Enterprise Group, Inc.(b)	25,876,933
		100,267,627
	Multiline Retail – 1.0%
433,906	J.C. Penney Co., Inc.(b)	11,620,003
738,733	Macy’s, Inc.(b)	19,443,452
394,421	Nordstrom, Inc.(b)	18,017,151
2,455	Sears Holdings Corp.(b)(c)	141,212
48,500	Target Corp.	2,378,440
		51,600,258
	Oil, Gas & Consumable Fuels – 9.0%
806,873	Chesapeake Energy Corp.(b)	20,615,605
1,186,496	Chevron Corp.(b)	109,774,610
62,273	CNOOC Ltd., Sponsored ADR(b)	9,982,362
980,675	ConocoPhillips(b)	62,096,341
212,338	CONSOL Energy, Inc.(b)	7,204,628
2,434,304	ExxonMobil Corp.(b)	176,803,499
664,926	Occidental Petroleum Corp.(b)	47,542,209
414,688	Southwestern Energy Co.(b)(c)	13,821,551
124,543	StatoilHydro ASA, Sponsored ADR(b)	2,683,902
56,148	Total S.A., Sponsored ADR(b)	2,463,213
		452,987,920
	Paper & Forest Products – 0.3%
710,543	MeadWestvaco Corp.(b)	17,450,936

	Personal Products – 0.2%
478,177	Avon Products, Inc.(b)	9,372,269

Shares	Description	Value (†)

Common Stocks – continued

	Pharmaceuticals – 6.4%
1,011,990	Abbott Laboratories(b)	$51,753,169
189,937	Bristol-Myers Squibb Co.(b)	5,960,223
273,463	Eli Lilly & Co.(b)	10,109,927
254,197	GlaxoSmithKline PLC, Sponsored ADR(b)	10,495,794
1,339,523	Johnson & Johnson(b)	85,341,010
1,988,263	Merck & Co., Inc.(b)	65,036,083
5,316,612	Pfizer, Inc.(b)	93,997,700
		322,693,906
	Professional Services – 0.1%
67,252	Dun & Bradstreet Corp.(b)	4,119,858

	REITs - Diversified – 0.6%
1,079,747	Duke Realty Corp.(b)	11,337,344
679,828	Liberty Property Trust(b)	19,789,793
		31,127,137
	REITs - Healthcare – 0.7%
122,701	Healthcare Realty Trust, Inc.(b)	2,067,512
455,357	Senior Housing Properties Trust(b)	9,808,390
429,136	Ventas, Inc.(b)	21,199,318
		33,075,220
	REITs - Mortgage – 0.3%
895,873	Annaly Capital Management, Inc.(b)	14,898,368
47,890	Hatteras Financial Corp.(b)	1,204,912
		16,103,280
	REITs - Office Property – 0.2%
436,313	Mack-Cali Realty Corp.(b)	11,671,373

	Road & Rail – 0.5%
1,333,389	CSX Corp.(b)	24,894,373

	Semiconductors & Semiconductor Equipment – 2.3%
726,190	Advanced Micro Devices, Inc.(b)(c)	3,689,045
57,352	Altera Corp.(b)	1,808,309
273,165	Analog Devices, Inc.(b)	8,536,406
134,949	Applied Materials, Inc.(b)	1,396,722
10,582	First Solar, Inc.(b)(c)	668,888
2,674,271	Intel Corp.(b)	57,042,200
274,728	Linear Technology Corp.(b)	7,596,229
45,482	Maxim Integrated Products, Inc.(b)	1,061,095
380,751	Microchip Technology, Inc.(b)	11,845,164
374,839	NVIDIA Corp.(b)(c)	4,685,488
527,324	Texas Instruments, Inc.(b)	14,053,185
197,251	Xilinx, Inc.(b)	5,412,567
		117,795,298
	Software – 3.9%
568,169	Activision Blizzard, Inc.(b)	6,761,211
323,438	Adobe Systems, Inc.(b)(c)	7,817,496
262,973	Autodesk, Inc.(b)(c)	7,305,390
4,272,823	Microsoft Corp.(b)	106,350,565

Shares	Description	Value (†)

Common Stocks – continued

	Software – continued
2,227,969	Oracle Corp.(b)	$64,031,829
361,045	Symantec Corp.(b)(c)	5,885,034
		198,151,525
	Specialty Retail – 2.7%
192,593	Abercrombie & Fitch Co., Class A(b)	11,856,025
404,803	American Eagle Outfitters, Inc.(b)	4,744,291
222,024	Best Buy Co., Inc.(b)	5,173,159
183,146	Foot Locker, Inc.(b)	3,679,403
233,424	Gap, Inc. (The)(b)	3,790,806
1,250,912	Home Depot, Inc. (The)(b)	41,117,478
502,290	Limited Brands, Inc.(b)	19,343,188
830,594	Lowe’s Cos., Inc.(b)	16,063,688
446,146	RadioShack Corp.(b)	5,184,217
306,882	Tiffany & Co.(b)	18,664,563
75,024	TJX Cos., Inc. (The)(b)	4,161,581
		133,778,399
	Thrifts & Mortgage Finance – 0.3%
145,055	Capitol Federal Financial, Inc.(b)	1,531,781
945,396	New York Community Bancorp, Inc.(b)	11,250,212
		12,781,993
	Tobacco – 2.1%
1,332,405	Altria Group, Inc.(b)	35,721,778
860,626	Philip Morris International, Inc.(b)	53,685,850
347,970	Reynolds American, Inc.(b)	13,041,915
181,294	Vector Group Ltd.(b)	3,114,632
		105,564,175
	Trading Companies & Distributors – 0.1%
130,960	GATX Corp.(b)	4,058,450

	Wireless Telecommunication Services – 0.2%
186,329	Clearwire Corp., Class A(b)(c)	434,147
309,510	Vodafone Group PLC, Sponsored ADR(b)	7,938,931
		8,373,078
	Total Common Stocks (Identified Cost $3,606,716,566)	4,787,799,439
Contracts

Purchased Options – 2.0%

	Index Options – 2.0%
12,277	On S&P 500 Index, Put expiring October 22, 2011 at 1075(d)	29,648,955
4,065	On S&P 500 Index, Put expiring October 22, 2011 at 1100(d)	12,743,775
3,532	On S&P 500 Index, Put expiring November 19, 2011 at 1050(d)	12,874,140
3,532	On S&P 500 Index, Put expiring November 19, 2011 at 1075(d)	15,311,220
4,323	On S&P 500 Index, Put expiring December 17, 2011 at 1100(d)	27,818,505
	Total Purchased Options (Identified Cost $76,327,882)	98,396,595

Principal Amount	Description	Value (†)

Short-Term Investments – 5.6%
$284,652,193	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2011 at 0.000% to be repurchased at $284,652,193 on 10/03/2011 collateralized by $25,890,000 Federal National Mortgage Association, 4.375% due 10/15/2015 valued at $29,838,225; $28,000,000 Federal National Mortgage Association, 1.625% due 10/26/2015 valued at $28,910,000; $208,835,000 Federal National Mortgage Association, 1.600% due 11/23/2015 valued at $210,505,680; $20,480,000 U.S. Treasury Note, 1.375% due 11/30/2015 valued at $21,094,400 including accrued interest(e) (Identified Cost $284,652,193)	$284,652,193

	Total Investments – 102.5% (Identified Cost $3,967,696,641)(a)	5,170,848,227
	Other assets less liabilities – (2.5)%	(127,099,837)
	Net Assets – 100.0%	$5,043,748,390

Contracts

Written Options – (2.6%)

	Index Options – (2.6%)
4,933	On S&P 500 Index, Call expiring October 22, 2011 at 1150(d)	$(15,810,265)
5,540	On S&P 500 Index, Call expiring October 22, 2011 at 1175(d)	(11,606,300)
4,935	On S&P 500 Index, Call expiring October 22, 2011 at 1200(d)	(6,168,750)
320	On S&P 500 Index, Call expiring October 22, 2011 at 1210(d)	(316,800)
5,292	On S&P 500 Index, Call expiring October 22, 2011 at 1225(d)	(3,598,560)
5,292	On S&P 500 Index, Call expiring November 19, 2011 at 1125(d)	(33,683,580)
5,185	On S&P 500 Index, Call expiring November 19, 2011 at 1150(d)	(25,691,675)
4,954	On S&P 500 Index, Call expiring November 19, 2011 at 1175(d)	(18,453,650)
5,414	On S&P 500 Index, Call expiring November 19, 2011 at 1200(d)	(14,590,730)
	Total Written Options (Premiums Received $222,892,979)	$(129,920,310)

(†)

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Exchange-traded index options are valued at the average of the closing bid and asked quotations.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees. As of September 30, 2011, purchased options were fair valued at $98,396,595 and written options were fair valued at $129,920,310.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At September 30, 2011, the net unrealized appreciation on investments based on a cost of $3,967,696,641 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,343,817,115
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(140,665,529)

	Net unrealized appreciation	$1,203,151,586

At December 31, 2010, the Fund had a capital loss carryforward of $1,544,374,583 of which $145,737,404 expires on December 31, 2014 and $1,005,056,628 expires on December 31, 2017 and $393,580,551 expires on December 31, 2018. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

(b)	All or a portion of this security has been pledged as collateral for outstanding call options.

(c)	Non-income producing security.

(d)

The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange.
Therefore, counterparty credit risks to the Fund are limited. The Fund writes (sells) index call options and purchases index put options.

When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the
Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction.
Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•    Level 1—quoted prices in active markets for identical assets or liabilities;

•    Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•    Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011, at value:

Asset Valuation Inputs
	000,000,000	000,000,000	000,000,000	000,000,000
Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$4,787,799,439	$—	$—	$4,787,799,439
Purchased Options	—	98,396,595	—	98,396,595
Short-Term Investments	—	284,652,193	—	284,652,193

Total	$4,787,799,439	$383,048,788	$—	$5,170,848,227

Liability Valuation Inputs
Description*	Level 1	Level 2	Level 3	Total
Written Options	$—	$(129,920,310)	$—	$(129,920,310)

* Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options and purchasing index put options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended September 30, 2011, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of September 30, 2011:

Asset Derivatives	Equity Contracts
Purchased Options	$98,396,595

Liability Derivatives	Equity Contracts
Written Options	$(129,920,310)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

The following is a summary of the Fund’s written option activity:

Contracts	Number of Contracts	Premiums
Outstanding at 12/31/2010	40,622	$150,321,823
Options written	269,626	974,227,764
Options terminated in closing purchase transactions	(268,383)	(901,656,608)
Options expired	—	—

Outstanding at 9/30/2011	41,865	$222,892,979

Industry Summary at September 30, 2011 (Unaudited)

Oil, Gas & Consumable Fuels		9.0%
Pharmaceuticals		6.4
IT Services		4.1
Computers & Peripherals		4.1
Software		3.9
Diversified Telecommunication Services		3.8
Diversified Financial Services		2.9
Machinery		2.9
Specialty Retail		2.7
Beverages		2.5
Aerospace & Defense		2.5
Insurance		2.4
Semiconductors & Semiconductor Equipment		2.3
Commercial Banks		2.3
Media		2.2
Internet Software & Services		2.2
Industrial Conglomerates		2.1
Tobacco		2.1
Energy Equipment & Services		2.1
Household Products		2.1
Health Care Providers & Services		2.0
Communications Equipment		2.0
Multi Utilities		2.0
Purchased Options		2.0
Other Investments, less than 2% each		24.3
Short-Term Investments		5.6

Total Investments		102.5
Other assets less liabilities (including written options)		(2.5)

Net Assets		100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 22, 2011

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 22, 2011